Financial assets at fair value through the income statement - Credit risk of loans and advances designated at fair value and related credit derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit derivatives | Derivatives
Disclosure of financial assets [line items]
Value mitigated by related credit derivatives	£ 855	£ 1,617
Changes in fair value during the year ended	(1)	(3)
Cumulative changes in fair value from inception	(1)	(3)
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Loans and advances designated at fair value, attributable to credit risk	3,658	5,579
Changes in fair value during the year ended	10	5
Cumulative changes in fair value from inception	£ (9)	£ (19)